Cover	Nov. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2023
Entity File Number	001-40059
Entity Registrant Name	Social Leverage Acquisition Corp I
Entity Central Index Key	0001834755
Entity Tax Identification Number	85-4095616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8390 E. Via De Ventura
Entity Address, Address Line Two	Suite F110-207
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	302
Local Phone Number	492-7522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant
Trading Symbol	SLACU
Security Exchange Name	NASDAQ
Class A common stock, included as part of the units
Title of 12(b) Security	Class A common stock, included as part of the units
Trading Symbol	SLAC
Security Exchange Name	NASDAQ
Redeemable warrants, included as part of the units
Title of 12(b) Security	Redeemable warrants, included as part of the units
Trading Symbol	SLACW
Security Exchange Name	NASDAQ